Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 137,135	¥ 176,748	¥ 157,827
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	99,195	(8,952)	(39,529)
Net unrealized holding gains on securities available for sale (Notes 6,14 and 15)	4,690	725	1,978
Pension liability adjustments (Notes 12,14 and 15)	1,440	(1,943)	(91)
Net unrealized holding gains (losses) on derivative instruments (Notes 14,15 and 19)	555	(1,506)	(26)
Total other comprehensive income (loss), for the period, net of tax	105,880	(11,676)	(37,668)
Comprehensive income	243,015	165,072	120,159
Less: Comprehensive income attributable to noncontrolling interests	17,745	9,395	4,839
Comprehensive income attributable to Komatsu Ltd.	¥ 225,270	¥ 155,677	¥ 115,320